Supplement to the currently effective Statement of Additional Information of each of the noted funds/portfolios:

--------------------------------------------------------------------------------

Cash Account Trust
    Government & Agency Securities Portfolio
    Money Market Portfolio
    Tax-Exempt Portfolio
DWS Alternative Asset Allocation Plus Fund
DWS Balanced Fund
DWS Blue Chip Fund
DWS California Tax-Free Income Fund
DWS Core Plus Allocation Fund
DWS Disciplined Long/Short Growth Fund
DWS Disciplined Long/Short Value Fund
DWS Disciplined Market Neutral Fund
DWS Dreman Concentrated Value Fund
DWS Dreman High Return Equity Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund

DWS High Income Fund
DWS Large Cap Value Fund
DWS LifeCompass Protect Fund
DWS Money Market Prime Series
DWS New York Tax-Free Income Fund
DWS Strategic Income Fund
DWS Target 2008 Fund
DWS Target 2010 Fund
DWS Target 2011 Fund
DWS Target 2012 Fund
DWS Target 2013 Fund
DWS Target 2014 Fund
DWS Technology Fund
DWS U.S. Government Securities Fund
DWS Variable Series II
    DWS Balanced VIP
    DWS Blue Chip VIP
    DWS Conservative Allocation VIP
    DWS Core Fixed Income VIP
    DWS Davis Venture Value VIP
    DWS Dreman High Return Equity VIP

    DWS Dreman Small Mid Cap Value VIP
    DWS Global Thematic VIP
    DWS Government & Agency Securities VIP
    DWS Growth Allocation VIP
    DWS High Income VIP
    DWS International Select Equity VIP
    DWS Janus Growth & Income VIP
    DWS Large Cap Value VIP
    DWS Mid Cap Growth VIP
    DWS Moderate Allocation VIP
    DWS Money Market VIP
    DWS Small Cap Growth VIP
    DWS Strategic Income VIP
    DWS Technology VIP
    DWS Turner Mid Cap Growth VIP
Investors Cash Trust
    Treasury Portfolio
Tax-Exempt California Money Market Fund


At present, substantially all DWS mutual funds are overseen by one of two clusters of boards of trustees/directors (the "Boards"). Each Board, including the Board that oversees your Fund (the "Chicago Board"), has determined that the formation of a single consolidated Board overseeing substantially all DWS mutual funds is in the best interests of the Funds. In this connection, each Board has approved a plan outlining the process for implementing the consolidation of the Chicago Board with the other primary DWS mutual fund board (the "New York Board"). (The geographic references in the preceding sentences merely indicate where each Board historically held most of its meetings.)

The consolidation of the two Boards is expected to take effect on or about April 1, 2008 (the "Consolidation Date"). To accomplish the consolidation, the Chicago Board has determined to nominate and recommend that shareholders of each Fund re-elect four members of your Fund's Board (John W. Ballantine, Paul
K. Freeman, William McClayton and Robert H. Wadsworth, collectively, the "Chicago Nominees") and elect eight individuals who currently serve on the New York Board (Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Kenneth C. Froewiss, Richard J. Herring, Rebecca W. Rimel, William N. Searcy, Jr. and Jean Gleason Stromberg, collectively, the "New York Nominees") to the Board of your Fund. Information regarding the New York Nominees is set forth below. In addition, the New York Board will nominate and elect the Chicago Nominees to the Board of each fund currently overseen by the New York Board. As a result, as of the Consolidation Date, it is expected that the twelve individuals named in this paragraph (each of which will be considered non-interested), together with Axel Schwarzer, CEO of DWS Scudder, will constitute the Board of each DWS mutual fund (134 funds), including your Fund.

To facilitate the Board consolidation, four members of the Chicago Board
(Donald L. Dunaway, James R. Edgar, Robert B. Hoffman and Shirley D. Peterson) have agreed not to stand for re-election (the "Non-Continuing Board Members"). Independent members of the Chicago Board are not entitled to benefits under any pension or retirement plan. However, the Chicago Board determined that it would be appropriate to provide the Non-Continuing Board Members with a retirement agreement, the terms of which include a one-time retirement payment. For each Non-Continuing Board Member, the amount of the retirement payment is based on the product of (i) such individual's current annual Board member compensation times (ii) the lesser of five years or the number of years (and/or portion thereof) from the expected Consolidation Date to the date when such individual would reach the Funds' mandatory retirement age. As Deutsche Investment Management Americas Inc. ("DIMA"), the Funds' investment adviser, will also benefit from the administrative efficiencies of a consolidated Board, DIMA has agreed to reimburse the Funds for the cost of the retirement payments. The amount to be received by each Non-Continuing Board Member is as follows: $354,375 in the aggregate for all the Funds (between $64 and $68,321 per Fund) for Mr. Dunaway; $950,000 in the aggregate for all the Funds (between $172 and $183,153 per Fund) for Mr. Edgar; $138,750 in the aggregate for all the Funds (between $25 and $26,750 per Fund); for Mr. Hoffman; and $937,500 in the aggregate for all the Funds (between $170 and $180,743 per Fund) for Ms. Peterson. In connection with the receipt of the retirement payment, each Non-Continuing Board Member agreed that, without the prior written consent of the DWS funds, he or she shall not in any way, directly or indirectly, solicit, accept, or serve in any position as a director, trustee, or equivalent role on the Board of any investment company registered with the SEC for a specified period.

In addition, pursuant to the retirement agreement and a separate agreement between the Funds and DIMA, each Non-Continuing Board Member has received certain assurances from the Funds and DIMA regarding continuation of insurance and indemnification rights. With respect to insurance, for the six-year period following the Consolidation Date, the Funds currently expect to maintain, D&O/E&O Insurance and Independent Director Liability ("IDL") Insurance that is substantially equivalent in scope to the current coverage, and in amounts providing aggregate coverage with respect to the Funds and all funds overseen by the consolidated Board of at least $100 million for D&O/E&O Insurance and at least $25 million for IDL Insurance. With respect to indemnification, the Funds have provided assurances that the retirement agreement, the retirement of the Non-Continuing Board Member and/or the election or appointment of members of the consolidated Board shall not reduce or impair any rights of the Non-Continuing Board Member to indemnification, defense, advancement of expenses, or other rights, for or with respect to actual or threatened claims, liability, or expense that the Non-Continuing Board Member may incur or suffer arising from or with respect to the Non-Continuing Board Member's service in such capacity.

DIMA has similarly agreed that the retirement of the Non-Continuing Board Members under the terms of the retirement agreements shall in no way affect or diminish the contractual rights of indemnification that the Non-Continuing Board Members may have under any agreement of indemnification between a Non-Continuing Board Member and DIMA.

In addition, in the event that the consolidated Board determines to reduce insurance coverage below the minimum levels stated above, then DIMA at its expense will purchase excess insurance coverage for the benefit of the Non-Continuing Board Members sufficient to maintain such minimum coverage levels in place for the duration of the period specified in the retirement agreements, provided that in the event that such excess coverage is not available in the marketplace on commercially reasonable terms from a conventional third-party insurer, DIMA (or an affiliate of DIMA) may, at DIMA's discretion and in lieu of purchasing such excess insurance coverage, elect instead to provide the Non-Continuing Board Members substantially equivalent protection in the form of a written indemnity or financial guaranty reasonably acceptable to each such Non-Continuing Board Member.

Following the Consolidation Date, it is expected that the consolidated Board will implement certain changes to the Funds' current committee structure and other governance practices, including the appointment of new committee chairs and members. Additional information regarding these changes will be set forth in each Fund's statement of additional information upon implementation.

Nominee Information

Information is provided below as of October 31, 2007 for each New York Nominee and for Mr. Schwarzer, who would be an interested member of the Board by virtue of his positions with Deutsche Asset Management.


                                                                                                        Position
                                                                                                      with the DWS
                                                                                                        Funds and
                                                Business Experience and Directorships                   Length of
    Name and Year of Birth(1)                          During the Past 5 Years                         Time Served
----------------------------------------------------------------------------------------------------------------------
Independent Board Member New
   York Nominees
----------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (1943)        Vice Chairman, WGBH Educational Foundation (formerly President   New York Board
                                   1984-2007).  Directorships: Association of Public Television     Member since
                                   Stations; Becton Dickinson and Company (medical technology       1990.(2)
                                   company); Belo Corporation (media company); Boston Museum of
                                   Science; PBS Foundation; and Public Radio International.
                                   Former Directorships:  American Public Television; Concord
                                   Academy; New England Aquarium; Mass. Corporation for
                                   Educational Telecommunications; Committee for Economic
                                   Development; Public Broadcasting Service
----------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (1946)         President, Driscoll Associates (consulting firm); Executive      New York Board
                                   Fellow, Center for Business Ethics, Bentley College; formerly,   Member since
                                   Partner, Palmer & Dodge (1988-1990); Vice President of           1987,(2)
                                   Corporate Affairs and General Counsel, Filene's (1978-1988).     Chairman since
                                   Directorships:  Trustee of 8 open-end mutual funds managed by    2004.
                                   Sun Capital Advisers, Inc. (since 2007); Director of ICI
                                   Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest
                                   Florida Community Foundation (charitable organization); Former
                                   Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council
                                   (governance, executive committees)
----------------------------------------------------------------------------------------------------------------------
Keith R. Fox (1954)                Managing General Partner, Exeter Capital Partners (a series of   New York Board
                                   private equity funds).  Directorships:  Progressive Holding      Member since
                                   Corporation (kitchen goods importer and distributor); Natural    1996.(2)
                                   History, Inc. (magazine publisher); Box Top Media Inc.
                                   (advertising); The Kennel Shop (retailer)
----------------------------------------------------------------------------------------------------------------------
Kenneth C. Froewiss (1945)         Clinical Professor of Finance, NYU Stern School of Business      New York Board
                                   (1997-present); Member, Finance Committee, Association for       Member since
                                   Asian Studies (2002-present); Director, Mitsui Sumitomo          2001.(2)
                                   Insurance Group (US) (2004-present); prior thereto, Managing
                                   Director, J.P. Morgan (investment banking firm) (until 1996)
----------------------------------------------------------------------------------------------------------------------

                                       3

                                                                                                        Position
                                                                                                      with the DWS
                                                                                                        Funds and
                                                Business Experience and Directorships                   Length of
    Name and Year of Birth(1)                          During the Past 5 Years                         Time Served
----------------------------------------------------------------------------------------------------------------------
Richard J. Herring (1946)          Jacob Safra Professor of International Banking and Professor,    New York Board
                                   Finance Department, The Wharton School, University of            Member since
                                   Pennsylvania (since July 1972); Co-Director, Wharton Financial   1990.(2)
                                   Institutions Center (since July 2000); Director, Japan Equity
                                   Fund, Inc. (since September 2007), Thai Capital Fund, Inc.
                                   (since September 2007), Singapore Fund, Inc. (since September
                                   2007).  Formerly, Vice Dean and Director, Wharton
                                   Undergraduate Division (July 1995-June 2000); Director, Lauder
                                   Institute of International Management Studies (July 2000-June
                                   2006)
----------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel (1951)            President and Chief Executive Officer, The Pew Charitable        New York Board
                                   Trusts (charitable organization) (1994 to present); Trustee,     Member since
                                   Thomas Jefferson Foundation (charitable organization) (1994 to   1995.(2)
                                   present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present).  Formerly, Executive Vice
                                   President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor
                                   Education (charitable organization) (2004-2005); Director,
                                   Viasys Health Care (January 2007-June 2007)
----------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr. (1946)      Private investor since October 2003; Trustee of 8 open-end       New York Board
                                   mutual funds managed by Sun Capital Advisers, Inc. (since        Member since
                                   October 1998).  Formerly, Pension & Savings Trust Officer,       1993.(2)
                                   Sprint Corporation (telecommunications) (November
                                   1989-September 2003)
----------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg (1943)      Retired.  Formerly, Consultant (1997-2001); Director, US         New York Board
                                   Government Accountability Office (1996-1997); Partner,           Member since
                                   Fulbright & Jaworski, L.L.P. (law firm) (1978-1996).             1997.(2)
                                   Directorships:  The William and Flora Hewlett Foundation;
                                   Service Source, Inc. Former Directorships: Mutual Fund
                                   Directors Forum (2002-2004), American Bar Retirement
                                   Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)
----------------------------------------------------------------------------------------------------------------------
Interested Board Member
   Nominee
----------------------------------------------------------------------------------------------------------------------
Axel Schwarzer                     Managing Director, Deutsche Asset Management; Head of Deutsche   New York Board
                                   Asset Management Americas; CEO of DWS Scudder; formerly,         Member since
(1958)                             board  member of DWS Investments, Germany (1999-2005);           2006.
                                   formerly, Head of Sales and Product Management for the Retail
                                   and Private Banking Division of Deutsche Bank in Germany
                                   (1997-1999); formerly, various strategic and operational
                                   positions for Deutsche Bank Germany Retail and Private Banking
                                   Division in the field of investment funds, tax driven
                                   instruments and asset management for corporates (1989-1996)
----------------------------------------------------------------------------------------------------------------------

--------------------
(1) Unless otherwise indicated, the mailing address of each New York Nominee is c/o Dawn Marie-Driscoll, P.O. Box 100176, Cape Coral, FL 33904. The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154.
(2) Indicates the year in which the nominee joined the Board of one or more DWS funds now overseen by the New York Board.


               Please Retain This Supplement for Future Reference





November 26, 2007

                                       5